Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	72,999,361
Balance at Dec. 31, 2017	$ 7,299	$ 14,470,984		$ (13,332,667)	$ 1,145,618
Net loss				(4,255,033)	(4,255,033)
Sale of common stock, net of issuance fees (in shares)	3,519,963
Sale of common stock, net of issuance fees	$ 352	2,271,649	(130,062)		$ 2,141,939
Issuance of shares of stock based compensation (in shares)					0
Issuance of shares of stock based compensation		1,959,998			$ 1,960,000
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075	18,701,211	(130,062)	(17,587,700)	992,524
Net loss				(1,904,166)	(1,904,166)
Collection of subscription receivable			130,062		130,062
Balance (in shares) at Mar. 31, 2019	90,759,324
Balance at Mar. 31, 2019	$ 9,075	18,701,211		(19,491,866)	(781,580)
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075	18,701,211	(130,062)	(17,587,700)	992,524
Net loss					(4,897,518)
Balance (in shares) at Sep. 30, 2019	121,114,990
Balance at Sep. 30, 2019	$ 12,110	25,956,355		(22,485,218)	3,483,247
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075	18,701,211	(130,062)	(17,587,700)	992,524
Net loss				(7,532,533)	(7,532,533)
Sale of common stock, net of issuance fees (in shares)	29,770,000
Sale of common stock, net of issuance fees	$ 2,977	6,986,623			6,989,600
Collection of subscription receivable			130,062		130,062
Issuance of shares of stock based compensation (in shares)	1,035,666
Issuance of shares of stock based compensation	$ 103	356,226			356,329
Balance (in shares) at Dec. 31, 2019	121,564,990
Balance at Dec. 31, 2019	$ 12,155	26,044,060		(25,120,233)	935,982
Balance (in shares) at Mar. 31, 2019	90,759,324
Balance at Mar. 31, 2019	$ 9,075	18,701,211		(19,491,866)	(781,580)
Net loss				(1,368,011)	(1,368,011)
Sale of common stock, net of issuance fees (in shares)	29,770,000
Sale of common stock, net of issuance fees	$ 2,977	6,986,623			6,989,600
Balance (in shares) at Jun. 30, 2019	120,529,324
Balance at Jun. 30, 2019	$ 12,052	25,687,834		(20,859,877)	4,840,009
Net loss				(1,625,341)	(1,625,341)
Issuance of shares of stock based compensation (in shares)	585,666
Issuance of shares of stock based compensation	$ 58	268,521			268,579
Balance (in shares) at Sep. 30, 2019	121,114,990
Balance at Sep. 30, 2019	$ 12,110	25,956,355		(22,485,218)	3,483,247
Balance (in shares) at Dec. 31, 2019	121,564,990
Balance at Dec. 31, 2019	$ 12,155	26,044,060		(25,120,233)	935,982
Net loss				(2,633,992)	(2,633,992)
Balance (in shares) at Mar. 31, 2020	121,564,990
Balance at Mar. 31, 2020	$ 12,155	26,044,060		(27,754,225)	(1,698,010)
Balance (in shares) at Dec. 31, 2019	121,564,990
Balance at Dec. 31, 2019	$ 12,155	26,044,060		(25,120,233)	935,982
Net loss					(6,261,993)
Balance (in shares) at Sep. 30, 2020	169,876,130
Balance at Sep. 30, 2020	$ 16,987	30,840,706		(31,382,226)	(524,533)
Balance (in shares) at Mar. 31, 2020	121,564,990
Balance at Mar. 31, 2020	$ 12,155	26,044,060		(27,754,225)	(1,698,010)
Net loss				(2,192,392)	(2,192,392)
Sale of common stock, net of issuance fees (in shares)	20,000,000
Sale of common stock, net of issuance fees	$ 2,000	1,968,363			1,970,363
Balance (in shares) at Jun. 30, 2020	141,564,990
Balance at Jun. 30, 2020	$ 14,155	28,012,423		(29,946,617)	(1,920,039)
Net loss				(1,435,609)	(1,435,609)
Sale of common stock, net of issuance fees (in shares)	28,311,140
Sale of common stock, net of issuance fees	$ 2,832	2,828,283			2,831,115
Balance (in shares) at Sep. 30, 2020	169,876,130
Balance at Sep. 30, 2020	$ 16,987	$ 30,840,706		$ (31,382,226)	$ (524,533)